Investments in joint ventures - Additional Information (Details)	Jun. 30, 2022
SRV Joint Gas Ltd [Member] | SRV Joint Gas Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Two Ltd [Member] | Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%